EARNINGS PER SHARE ("EPS") (Tables)	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Earnings per Share
	Three Months Ended March 31,
	2026	2025
Numerator for EPS:
Net income	$3,400	$3,813
Denominator for EPS:
Weighted average shares outstanding – basic	12,983,137	10,940,358
Dilutive shares	221,153	270,913
Weighted average shares outstanding – diluted	13,204,290	11,211,271
EPS:
Basic	$0.26	$0.35
Diluted	$0.26	$0.34